CONSTRUCTION IN PROGRESS (Tables)	12 Months Ended
Jun. 30, 2026
CONSTRUCTION IN PROGRESS
Schedule of construction in progress

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Construction in progress	¥12,000,900	¥86,366,301	$12,728,818